                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                              CASH MANAGEMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-3

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Cash Management Class of
ROBERT H.            Short-Term Investments Trust's Government & Agency
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and the seven-day yield for the Cash Management Class was 1.69%. Total net assets in the Cash Management Class stood at $553.8 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


YIELDS AS OF 8/31/02

================================================================================

                                                       Seven-Day
                                    Monthly Yield        Yield
Government & Agency Portfolio          1.67%             1.69%
Cash Management Class
iMoneyNet                              1.04%             1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                              1.39%             1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                             ----------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------
                                               2002           2001        2000       1999
                                             --------       --------    --------    -------
Net asset value, beginning of period         $   1.00       $   1.00    $   1.00    $  1.00
-------------------------------------------------------------------------------------------
Net investment income                            0.02           0.05        0.06       0.05
-------------------------------------------------------------------------------------------
Less dividends from net investment income       (0.02)         (0.05)      (0.06)     (0.05)
===========================================================================================
Net asset value, end of period               $   1.00       $   1.00    $   1.00    $  1.00
___________________________________________________________________________________________
===========================================================================================
Total return                                     2.01%          5.38%       5.95%      4.98%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $553,821       $407,924    $223,495    $85,113
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               0.20%(a)       0.17%       0.15%      0.14%
-------------------------------------------------------------------------------------------
  Without fee waivers                            0.25%(a)       0.25%       0.27%      0.30%
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income to average
  net assets                                     1.93%(a)       5.06%       5.94%      4.83%
___________________________________________________________________________________________
===========================================================================================

(a)  Ratios are based on average daily net assets of $538,109,807.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                               INSTITUTIONAL CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


GAP-AR-1

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Institutional Class of Short-Term
ROBERT H.            Investments Trust's Government & Agency Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and seven-day yield for the Institutional Class was 1.77%. Total net assets in the Institutional Class stood at $1.6 billion. Had the advisor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

================================================================================

                                                    Seven-Day
                                    Monthly Yield     Yield
Government & Agency Portfolio          1.75%          1.77%
Institutional Class
iMoneyNet                              1.04%          1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                              1.39%          1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/02 (yields are monthly yields for the month-ends shown).

=================================================================================================================
          Short Term Investments Trust               iMoneyNet                            iMoneyNet
         Government & Agency Portfolio    Money Fund Averages--Trademark--     Money Fund Averages--Trademark--
               Institutional Class       U.S. Treasury/Repurchase Agreement   Government Only/Institutions Only
                      YIELD                            YIELD                               YIELD
9/01                  3.24                             2.56                                2.92
10/01                 2.69                             2.03                                2.37
11/01                 2.34                             1.66                                2
12/01                 2.09                             1.39                                1.71
1/02                  1.92                             1.28                                1.57
2/02                  1.86                             1.23                                1.5
3/02                  1.82                             1.21                                1.47
4/02                  1.79                             1.21                                1.47
5/02                  1.77                             1.14                                1.44
6/02                  1.78                             1.14                                1.43
7/02                  1.76                             1.07                                1.4
8/02                  1.75%                            1.04%                               1.39%
=================================================================================================================

                      WEIGHTED AVERAGE MATURITY COMPARISON
                               Year ended 8/31/02

=================================================================================================================
           Short Term Investments Trust                iMoneyNet                           iMoneyNet
          Government & Agency Portfolio     Money Fund Averages--Trademark--    Money Fund Averages--Trademark--
                Institutional Class        U.S. Treasury/Repurchase Agreement        Total Institutions Only
                     DAYS                                 DAYS                                DAYS
 9/01                 42                                   47                                  48
10/01                 57                                   44                                  49
11/01                 46                                   46                                  51
12/01                 42                                   46                                  49
 1/02                 45                                   47                                  51
 2/02                 45                                   44                                  51
 3/02                 37                                   44                                  50
 4/02                 46                                   39                                  52
 5/02                 45                                   39                                  51
 6/02                 44                                   36                                  49
 7/02                 44                                   32                                  48
 8/02                 49                                   34                                  48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund Insight--Registered Trademark-- for average monthly yields.
=================================================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

GOVERNMENT & AGENCY PORTFOLIO

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                            -------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                            -------------------------------------------------
                                               2002            2001        2000        1999
                                            ----------       --------    --------    --------
Net asset value, beginning of period        $     1.00       $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------
Net investment income                             0.02           0.05        0.06        0.05
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                         (0.02)         (0.05)      (0.06)      (0.05)
=============================================================================================
Net asset value, end of period              $     1.00       $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________
=============================================================================================
Total return                                      2.09%          5.47%       6.03%       5.07%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,624,735       $737,168    $399,390    $139,860
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                0.12%(a)       0.09%       0.07%       0.06%
---------------------------------------------------------------------------------------------
  Without fee waivers                             0.15%(a)       0.15%       0.17%       0.20%
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                              2.01%(a)       5.14%       6.02%       4.91%
_____________________________________________________________________________________________
=============================================================================================

(a)  Ratios are based on average daily net assets of $1,547,089,458.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-5

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Personal Investment Class of
ROBERT H.            Short-Term Investments Trust's Government & Agency
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and seven-day yield for the Personal Investment Class was 1.25%. Monthly yield was 1.23%. Total net assets in the Personal Investment Class stood at $23.8 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase

                                                                     (continued)
agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 PERSONAL CLASS
                                                    -----------------------------------------
                                                                             JANUARY 31, 2000
                                                         YEAR ENDED            (DATE SALES
                                                         AUGUST 31,           COMMENCED) TO
                                                    ---------------------       AUGUST 31,
                                                     2002          2001            2000
                                                    -------       -------    ----------------
Net asset value, beginning of period                $  1.00       $  1.00        $  1.00
---------------------------------------------------------------------------------------------
Net investment income                                  0.02(a)       0.05           0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment income             (0.02)        (0.05)         (0.03)
=============================================================================================
Net asset value, end of period                      $  1.00       $  1.00        $  1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                        1.58%         4.94%          3.38%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $23,793       $24,985        $14,426
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     0.62%(c)      0.59%          0.57%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers                                  0.90%(c)      0.90%          0.92%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to average net
  assets                                               1.51%(c)      4.64%          5.52%(d)
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $18,610,476.
(d)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-2

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Private Investment Class of
ROBERT H.            Short-Term Investments Trust's Government & Agency
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and the seven-day yield for the Private Investment Class was 1.47%. Total net assets in the Private Investment Class stood at $282.0 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given


YIELDS AS OF 8/31/02

================================================================================

                                                            Seven-Day
                                    Monthly Yield             Yield
Government & Agency Portfolio          1.45%                  1.47%
Private Investment Class
iMoneyNet                              1.04%                  1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                              1.39%                  1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)
the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PRIVATE INVESTMENT CLASS
                                             ----------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------
                                               2002           2001        2000       1999
                                             --------       --------    --------    -------
Net asset value, beginning of period         $   1.00       $   1.00    $   1.00    $  1.00
-------------------------------------------------------------------------------------------
Net investment income                            0.02           0.05        0.06       0.05
-------------------------------------------------------------------------------------------
Less dividends from net investment income       (0.02)         (0.05)      (0.06)     (0.05)
===========================================================================================
Net asset value, end of period               $   1.00       $   1.00    $   1.00    $  1.00
___________________________________________________________________________________________
===========================================================================================
Total return                                     1.78%          5.15%       5.71%      4.75%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $281,993       $254,318    $109,496    $45,528
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               0.42%(a)       0.39%       0.37%      0.36%
-------------------------------------------------------------------------------------------
  Without fee waivers                            0.65%(a)       0.65%       0.67%      0.70%
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income to average
  net assets                                     1.71%(a)       4.84%       5.72%      4.62%
___________________________________________________________________________________________
===========================================================================================

(a)  Ratios are based on average daily net assets of $260,982,870.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                                  RESERVE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-6

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Reserve Class of Short-Term
ROBERT H.            Investments Trust's Government & Agency Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and seven-day yield for the Reserve Class was 0.95%. Monthly yield was 0.93%. Total net assets in the Reserve Class stood at $7.9 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase

                                                                     (continued)
agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                   ---------------------------------------
                                                                          JANUARY 26, 2000
                                                       YEAR ENDED           (DATE SALES
                                                       AUGUST 31,          COMMENCED) TO
                                                   -------------------       AUGUST 31,
                                                    2002         2001           2000
                                                   ------       ------    ----------------
Net asset value, beginning of period               $ 1.00       $ 1.00         $ 1.00
------------------------------------------------------------------------------------------
Net investment income                                0.01         0.05           0.03
------------------------------------------------------------------------------------------
Less dividends from net investment income           (0.01)       (0.05)         (0.03)
==========================================================================================
Net asset value, end of period                     $ 1.00       $ 1.00         $ 1.00
__________________________________________________________________________________________
==========================================================================================
Total return(a)                                      1.27%        4.63%          3.27%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $7,882       $7,516         $2,662
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   0.92%(b)     0.89%          0.87%(c)
------------------------------------------------------------------------------------------
  Without fee waivers                                1.15%(b)     1.15%          1.17%(c)
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment income to average net
  assets                                             1.21%(b)     4.34%          5.22%(c)
__________________________________________________________________________________________
==========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $7,184,000.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                                 RESOURCE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-4

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Resource Class of Short-Term
ROBERT H.            Investments Trust's Government & Agency Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening and
                     the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 35-day to 57-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 49 days, and seven-day yield for the Resource Class was 1.61%. Total net assets in the Resource Class stood at $310.7 million. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


YIELDS AS OF 8/31/02

================================================================================

                                                               Seven-Day
                                      Monthly Yield              Yield
Government & Agency Portfolio            1.59%                   1.61%
Resource Class
iMoneyNet                                1.04%                   1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                                1.39%                   1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $   51,936,572    $   74,902,159
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      49,236            72,834
============================================================================================
    Net increase in net assets resulting from operations        51,985,808        74,974,993
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (30,505,948)      (35,499,690)
--------------------------------------------------------------------------------------------
  Private Investment Class                                      (4,591,840)       (9,565,242)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                       (299,904)         (893,880)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,536,923)      (16,606,091)
--------------------------------------------------------------------------------------------
  Reserve Class                                                    (92,141)         (202,563)
--------------------------------------------------------------------------------------------
  Resource Class                                                (5,909,816)      (12,134,693)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          887,537,850       337,745,488
--------------------------------------------------------------------------------------------
  Private Investment Class                                      27,669,844       144,812,006
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,192,317)       10,558,279
--------------------------------------------------------------------------------------------
  Cash Management Class                                        145,887,444       184,411,217
--------------------------------------------------------------------------------------------
  Reserve Class                                                    366,489         4,853,550
--------------------------------------------------------------------------------------------
  Resource Class                                                17,042,433        60,011,293
============================================================================================
    Net increase in net assets                               1,077,360,979       742,464,667
============================================================================================
NET ASSETS:

  Beginning of year                                          1,725,553,083       983,088,416
============================================================================================
  End of year                                               $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $2,802,756,760    $1,725,480,249
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               35,232                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     122,070            72,834
============================================================================================
                                                            $2,802,914,062    $1,725,553,083
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                         2002                                   2001
                          -----------------------------------    -----------------------------------
                              SHARES              AMOUNT             SHARES              AMOUNT
                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                     828,282,820         828,282,820      1,293,097,359       1,293,097,359
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     135,096,697         135,096,697        105,790,324         105,790,324
----------------------------------------------------------------------------------------------------
  Cash Management Class     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
----------------------------------------------------------------------------------------------------
  Reserve Class               139,539,870         139,539,870         91,807,609          91,807,609
----------------------------------------------------------------------------------------------------
  Resource Class            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class           8,503,654           8,503,654         17,248,532          17,248,532
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                       4,047,289           4,047,289          7,407,682           7,407,682
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          48,802              48,802            114,243             114,243
----------------------------------------------------------------------------------------------------
  Cash Management Class         9,068,622           9,068,622         16,445,823          16,445,823
----------------------------------------------------------------------------------------------------
  Reserve Class                    45,169              45,169            126,473             126,473
----------------------------------------------------------------------------------------------------
  Resource Class                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================
Reacquired:
  Institutional Class     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
----------------------------------------------------------------------------------------------------
  Cash Management Class    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
----------------------------------------------------------------------------------------------------
  Reserve Class              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
----------------------------------------------------------------------------------------------------
  Resource Class           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================
                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________
====================================================================================================

GOVERNMENT & AGENCY PORTFOLIO


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESOURCE CLASS
                                             ----------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                             ----------------------------------------------
                                               2002           2001        2000       1999
                                             --------       --------    --------    -------
Net asset value, beginning of period         $   1.00       $   1.00    $   1.00    $  1.00
-------------------------------------------------------------------------------------------
Net investment income                            0.02           0.05        0.06       0.05
-------------------------------------------------------------------------------------------
Less dividends from net investment income       (0.02)         (0.05)      (0.06)     (0.05)
===========================================================================================
Net asset value, end of period               $   1.00       $   1.00    $   1.00    $  1.00
___________________________________________________________________________________________
===========================================================================================
Total return                                     1.92%          5.30%       5.86%      4.90%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $310,690       $293,644    $233,620    $11,684
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               0.28%(a)       0.25%       0.23%      0.22%
-------------------------------------------------------------------------------------------
  Without fee waivers                            0.35%(a)       0.35%       0.37%      0.40%
___________________________________________________________________________________________
===========================================================================================
Ratio of net investment income to average
  net assets                                     1.85%(a)       4.98%       5.86%      4.75%
___________________________________________________________________________________________
===========================================================================================

(a)  Ratios are based on average daily net assets of $310,855,219.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.02% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                              CASH MANAGEMENT CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-AR-3

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Cash Management Class of
ROBERT H.            Short-Term Investments Trust's Government TaxAdvantage
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                          The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                          As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

     Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

     These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 27-day to 64-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 55 days, and seven-day yield for the Cash Management Class was 1.65%. Total net assets in the Cash Management Class stood at $17.3 million. Had the advisor and distributor not waived fees, performance would have been lower.

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


YIELDS AS OF 8/31/02

                                                              Seven-Day
                                            Monthly Yield       Yield
Government TaxAdvantage Portfolio                1.64%          1.65%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--       1.39%          1.41%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

                                                                     (continued)

     The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

     Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

     AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                           2002                                 2001
                             ---------------------------------    ---------------------------------
                                 SHARES            AMOUNT             SHARES            AMOUNT
                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class           430,680,839    $   430,680,839       952,745,153    $   952,745,153
---------------------------------------------------------------------------------------------------
  Private Investment Class    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       15,721,155         15,721,155         1,602,000          1,602,000
---------------------------------------------------------------------------------------------------
  Cash Management Class         292,721,967        292,721,967       464,109,615        464,109,615
---------------------------------------------------------------------------------------------------
  Resource Class                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             1,997,601          1,997,601         3,724,272          3,724,272
---------------------------------------------------------------------------------------------------
  Private Investment Class        1,732,220          1,732,220         2,863,799          2,863,799
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                           31,351             31,351             9,140              9,140
---------------------------------------------------------------------------------------------------
  Cash Management Class             795,743            795,743         2,777,595          2,777,595
---------------------------------------------------------------------------------------------------
  Resource Class                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================
Reacquired:
  Institutional Class          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
---------------------------------------------------------------------------------------------------
  Private Investment Class   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       (8,404,919)        (8,404,919)           (2,000)            (2,000)
---------------------------------------------------------------------------------------------------
  Cash Management Class        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
---------------------------------------------------------------------------------------------------
  Resource Class               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================
                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________
===================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                               ------------------------------------------
                                                                        DECEMBER 31, 1999
                                                    YEAR ENDED             (DATE SALES
                                                    AUGUST 31,            COMMENCED) TO
                                               ---------------------       AUGUST 31,
                                                2002          2001            2000
                                               -------       -------    -----------------
Net asset value, beginning of period           $  1.00       $  1.00         $  1.00
-----------------------------------------------------------------------------------------
Net investment income                             0.02          0.05            0.04
-----------------------------------------------------------------------------------------
Less dividends from net investment income        (0.02)        (0.05)          (0.04)
=========================================================================================
Net asset value, end of period                 $  1.00       $  1.00         $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(a)                                   1.90%         5.23%           3.71%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $17,260       $19,254         $50,033
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                0.21%(b)      0.20%           0.19%(c)
-----------------------------------------------------------------------------------------
  Without fee waivers                             0.35%(b)      0.36%           0.46%(c)
_________________________________________________________________________________________
=========================================================================================
Ratio of net investment income to average
  net assets                                      1.90%(b)      4.92%           5.25%(c)
_________________________________________________________________________________________
=========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $41,750,561.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 10.67% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                               INSTITUTIONAL CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-AR-1

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Institutional Class of Short-Term
ROBERT H.            Investments Trust's Government TaxAdvantage Portfolio for
GRAHAM]              the fiscal year ended August 31, 2002.

                          The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                          As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

     Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

     These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 27-day to 64-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 55 days, and seven-day yield for the Institutional Class was 1.73%. Total net assets in the Institutional Class stood at $67.8 million. Had the advisor not waived fees, performance would have been lower.

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

                                                                   Seven-Day
                                               Monthly Yield         Yield
Government TaxAdvantage Portfolio                  1.72%             1.73%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--         1.39%             1.41%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

                                                                     (continued)

     The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

     Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

     AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/02 (Yields are monthly yields for the month-ends shown.)

                Short-Term
                Investments Trust                iMoneyNet Money Fund
                Government                       Averages--Trademark--
                TaxAdvantage Portfolio           Government Only
                Institutional Class              /Institutions Only

                YIELD                            YIELD

9/01            3.19                             2.92
10/01           2.59                             2.37
11/01           2.1                              2
12/01           1.93                             1.71
1/02            1.74                             1.57
2/02            1.72                             1.5
3/02            1.72                             1.47
4/02            1.73                             1.47
5/02            1.73                             1.44
6/02            1.76                             1.43
7/02            1.75                             1.4
8/02            1.72%                            1.39%


                      WEIGHTED AVERAGE MATURITY COMPARISON
                               Year ended 8/31/02

               Short-Term
               Investments Trust                iMoneyNet Money Fund
               Government                       Averages--Trademark--
               TaxAdvantage Portfolio           Government Only
               Institutional Class              /Institutions Only

               DAYS                             DAYS

9/01           38                               48
10/01          27                               49
11/01          48                               52
12/01          33                               49
1/02           53                               51
2/02           48                               51
3/02           44                               50
4/02           41                               52
5/02           40                               51
6/02           39                               49
7/02           46                               48
8/02           55                               48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                           2002                                 2001
                             ---------------------------------    ---------------------------------
                                 SHARES            AMOUNT             SHARES            AMOUNT
                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class           430,680,839    $   430,680,839       952,745,153    $   952,745,153
---------------------------------------------------------------------------------------------------
  Private Investment Class    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       15,721,155         15,721,155         1,602,000          1,602,000
---------------------------------------------------------------------------------------------------
  Cash Management Class         292,721,967        292,721,967       464,109,615        464,109,615
---------------------------------------------------------------------------------------------------
  Resource Class                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             1,997,601          1,997,601         3,724,272          3,724,272
---------------------------------------------------------------------------------------------------
  Private Investment Class        1,732,220          1,732,220         2,863,799          2,863,799
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                           31,351             31,351             9,140              9,140
---------------------------------------------------------------------------------------------------
  Cash Management Class             795,743            795,743         2,777,595          2,777,595
---------------------------------------------------------------------------------------------------
  Resource Class                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================
Reacquired:
  Institutional Class          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
---------------------------------------------------------------------------------------------------
  Private Investment Class   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       (8,404,919)        (8,404,919)           (2,000)            (2,000)
---------------------------------------------------------------------------------------------------
  Cash Management Class        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
---------------------------------------------------------------------------------------------------
  Resource Class               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================
                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________
===================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                                     --------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                     --------------------------------------------------------
                                      2002           2001       2000       1999        1998
                                     -------       --------    -------    -------    --------
Net asset value, beginning of
  period                             $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------
Net investment income                   0.02           0.05       0.05       0.04        0.05
---------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.02)         (0.05)     (0.05)     (0.04)      (0.05)
=============================================================================================
Net asset value, end of period       $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
_____________________________________________________________________________________________
=============================================================================================
Total return                            1.98%          5.31%      5.41%      4.51%       5.30%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $67,754       $208,307    $60,825    $88,517    $113,084
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.13%(a)       0.12%      0.11%      0.19%       0.20%
---------------------------------------------------------------------------------------------
  Without fee waivers                   0.25%(a)       0.26%      0.36%      0.35%       0.28%
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                    1.98%(a)       5.00%      5.33%      4.42%       5.05%
_____________________________________________________________________________________________
=============================================================================================

(a)  Ratios are based on average daily net assets of $174,803,997.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 10.67% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PERSONAL INVESTMENT CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-AR-5

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Personal Investment Class of
ROBERT H.            Short-Term Investments Trust's Government TaxAdvantage
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                          The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                          As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

     Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

     These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 27-day to 64-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 55 days, and seven-day yield for the Personal Investment Class was 1.21%. Monthly yield was 1.20%. Total net assets in the Personal Investment Class stood at $9.0 million. Had the advisor and distributor not waived fees, performance would have been lower.

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.


                                                                     (continued)

     The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

     Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

     AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                           2002                                 2001
                             ---------------------------------    ---------------------------------
                                 SHARES            AMOUNT             SHARES            AMOUNT
                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class           430,680,839    $   430,680,839       952,745,153    $   952,745,153
---------------------------------------------------------------------------------------------------
  Private Investment Class    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       15,721,155         15,721,155         1,602,000          1,602,000
---------------------------------------------------------------------------------------------------
  Cash Management Class         292,721,967        292,721,967       464,109,615        464,109,615
---------------------------------------------------------------------------------------------------
  Resource Class                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             1,997,601          1,997,601         3,724,272          3,724,272
---------------------------------------------------------------------------------------------------
  Private Investment Class        1,732,220          1,732,220         2,863,799          2,863,799
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                           31,351             31,351             9,140              9,140
---------------------------------------------------------------------------------------------------
  Cash Management Class             795,743            795,743         2,777,595          2,777,595
---------------------------------------------------------------------------------------------------
  Resource Class                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================
Reacquired:
  Institutional Class          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
---------------------------------------------------------------------------------------------------
  Private Investment Class   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       (8,404,919)        (8,404,919)           (2,000)            (2,000)
---------------------------------------------------------------------------------------------------
  Cash Management Class        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
---------------------------------------------------------------------------------------------------
  Resource Class               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================
                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________
===================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           PERSONAL INVESTMENT CLASS
                                                         ------------------------------
                                                                          MAY 30, 2001
                                                                           (DATE SALES
                                                         YEAR ENDED       COMMENCED) TO
                                                         AUGUST 31,        AUGUST 31,
                                                            2002              2001
                                                         ----------       -------------
Net asset value, beginning of period                       $ 1.00            $ 1.00
---------------------------------------------------------------------------------------
Net investment income                                        0.02              0.01
---------------------------------------------------------------------------------------
Less dividends from net investment income                   (0.02)            (0.01)
=======================================================================================
Net asset value, end of period                             $ 1.00            $ 1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                              1.47%             0.82%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $8,957            $1,609
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.63%(b)          0.62%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                        1.00%(b)          1.01%(c)
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment income to average net assets         1.48%(b)          4.50%(c)
_______________________________________________________________________________________
=======================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $3,251,016.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 10.67% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PRIVATE INVESTMENT CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-AR-2


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Private Investment Class of
ROBERT H.            Short-Term Investments Trust's Government TaxAdvantage
GRAHAM]              Portfolio for the fiscal year ended August 31, 2002.

                          The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                          As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

     Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

     These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 27-day to 64-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 55 days, and seven-day yield for the Private Investment Class was 1.48%. Total net assets in the Private Investment Class stood at $111 million. Had the advisor and distributor not waived fees, performance would have been lower.

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02


                                                                 Seven-Day
                                              Monthly Yield        Yield
Government TaxAdvantage Portfolio                 1.47%            1.48%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--        1.39%            1.41%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

                                                                     (continued)

     The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

     Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

     AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                           2002                                 2001
                             ---------------------------------    ---------------------------------
                                 SHARES            AMOUNT             SHARES            AMOUNT
                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class           430,680,839    $   430,680,839       952,745,153    $   952,745,153
---------------------------------------------------------------------------------------------------
  Private Investment Class    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       15,721,155         15,721,155         1,602,000          1,602,000
---------------------------------------------------------------------------------------------------
  Cash Management Class         292,721,967        292,721,967       464,109,615        464,109,615
---------------------------------------------------------------------------------------------------
  Resource Class                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             1,997,601          1,997,601         3,724,272          3,724,272
---------------------------------------------------------------------------------------------------
  Private Investment Class        1,732,220          1,732,220         2,863,799          2,863,799
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                           31,351             31,351             9,140              9,140
---------------------------------------------------------------------------------------------------
  Cash Management Class             795,743            795,743         2,777,595          2,777,595
---------------------------------------------------------------------------------------------------
  Resource Class                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================
Reacquired:
  Institutional Class          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
---------------------------------------------------------------------------------------------------
  Private Investment Class   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       (8,404,919)        (8,404,919)           (2,000)            (2,000)
---------------------------------------------------------------------------------------------------
  Cash Management Class        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
---------------------------------------------------------------------------------------------------
  Resource Class               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================
                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________
===================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    PRIVATE INVESTMENT CLASS
                                    --------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                    --------------------------------------------------------
                                      2002           2001       2000       1999       1998
                                    --------       --------    -------    -------    -------
Net asset value, beginning of
  period                            $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------
Net investment income                   0.02           0.05       0.05       0.04       0.05
--------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.02)         (0.05)     (0.05)     (0.04)     (0.05)
============================================================================================
Net asset value, end of period      $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________
============================================================================================
Total return                            1.73%          5.05%      5.15%      4.25%      5.04%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $111,045       $118,324    $77,755    $45,377    $31,143
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.38%(a)       0.37%      0.36%      0.43%      0.45%
--------------------------------------------------------------------------------------------
  Without fee waivers                   0.75%(a)       0.76%      0.86%      0.85%      0.78%
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income
  to average net assets                 1.73%(a)       4.75%      5.08%      4.18%      4.80%
____________________________________________________________________________________________
============================================================================================

(a)  Ratios are based on average daily net assets of $154,074,488.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 10.67% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESOURCE CLASS


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-AR-4


[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Resource Class of Short-Term
ROBERT H.            Investments Trust's Government TaxAdvantage Portfolio for
GRAHAM]              the fiscal year ended August 31, 2002.

                          The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                          As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

     Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

     These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 27-day to 64-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 55 days, and seven-day yield for the Resource Class was 1.57%. Total net assets in the Resource Class stood at $29.7 million. Had the advisor and distributor not waived fees, performance would have been lower.

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

                                                                 Seven-Day
                                              Monthly Yield        Yield
Government TaxAdvantage Portfolio                 1.56%            1.57%
Resource Class

iMoneyNet Money Fund Averages--Trademark--        1.39%            1.41%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

                                                                     (continued)

     The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury that provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

     Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

     AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                           2002                                 2001
                             ---------------------------------    ---------------------------------
                                 SHARES            AMOUNT             SHARES            AMOUNT
                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class           430,680,839    $   430,680,839       952,745,153    $   952,745,153
---------------------------------------------------------------------------------------------------
  Private Investment Class    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       15,721,155         15,721,155         1,602,000          1,602,000
---------------------------------------------------------------------------------------------------
  Cash Management Class         292,721,967        292,721,967       464,109,615        464,109,615
---------------------------------------------------------------------------------------------------
  Resource Class                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             1,997,601          1,997,601         3,724,272          3,724,272
---------------------------------------------------------------------------------------------------
  Private Investment Class        1,732,220          1,732,220         2,863,799          2,863,799
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                           31,351             31,351             9,140              9,140
---------------------------------------------------------------------------------------------------
  Cash Management Class             795,743            795,743         2,777,595          2,777,595
---------------------------------------------------------------------------------------------------
  Resource Class                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================
Reacquired:
  Institutional Class          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
---------------------------------------------------------------------------------------------------
  Private Investment Class   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
---------------------------------------------------------------------------------------------------
  Personal Investment
    Class*                       (8,404,919)        (8,404,919)           (2,000)            (2,000)
---------------------------------------------------------------------------------------------------
  Cash Management Class        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
---------------------------------------------------------------------------------------------------
  Resource Class               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================
                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________
===================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                              -------------------------------------------
                                                                        DECEMBER 30, 1999
                                                    YEAR ENDED             (DATE SALES
                                                    AUGUST 31,            COMMENCED) TO
                                              ----------------------       AUGUST 31,
                                               2002           2001            2000
                                              -------       --------    -----------------
Net asset value, beginning of period          $  1.00       $   1.00         $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                            0.02           0.05           0.04(a)
=========================================================================================
Less dividends from net investment income       (0.02)         (0.05)         (0.04)
=========================================================================================
Net asset value, end of period                $  1.00       $   1.00         $ 1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                  1.82%          5.15%          3.66%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $29,726       $156,340         $  765
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               0.29%(c)       0.28%          0.27%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers                            0.45%(c)       0.46%          0.56%(d)
_________________________________________________________________________________________
=========================================================================================
Ratio of net investment income to average
  net assets                                     1.82%(c)       4.84%          5.17%(d)
_________________________________________________________________________________________
=========================================================================================

(a)  Calculated using averages shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $126,187,716.
(d)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 10.67% was derived from U.S. Treasury
Obligations.

                        ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                              CASH MANAGEMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-4

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Cash Management Class of
ROBERT H.            Short-Term Investments Trust's Treasury Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Cash Management Class was 1.66%. Total net assets in the Cash Management Class stood at $2.2 billion. Had the advisor and distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                          Monthly Yield         Yield
Treasury Portfolio                           1.64%              1.66%
Cash Management Class
iMoneyNet                                    1.04%              1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                                    1.39%              1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          CASH MANAGEMENT CLASS
                                   --------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                   --------------------------------------------------------------------
                                      2002            2001           2000          1999          1998
                                   ----------      ----------      --------      --------      --------
Net asset value, beginning of
  period                           $     1.00      $     1.00      $   1.00      $   1.00      $   1.00
-------------------------------------------------------------------------------------------------------
Net investment income                    0.02            0.05          0.06          0.05          0.05
=======================================================================================================
Less dividends from net
  investment income                     (0.02)          (0.05)        (0.06)        (0.05)        (0.05)
=======================================================================================================
Net asset value, end of period     $     1.00      $     1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return                             1.99%           5.28%         5.75%         4.89%         5.56%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                   $2,223,385      $1,155,373      $780,425      $860,354      $933,791
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.18%(a)        0.18%         0.18%         0.17%         0.17%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.25%(a)        0.20%         0.20%         0.19%         0.19%
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to
  average net assets                     1.94%(a)        5.04%         5.58%         4.77%         5.42%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Ratios are based on average daily net assets of $1,905,349,110.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                               INSTITUTIONAL CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-1

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Institutional Class of
ROBERT H.            Short-Term Investments Trust's Treasury Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Institutional Class was 1.74%. Total net assets in the Institutional Class stood at $4.2 billion. Had the advisor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                          Monthly Yield         Yield
Treasury Portfolio                           1.72%              1.74%
Institutional Class
iMoneyNet                                    1.04%              1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                                    1.39%              1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/02 (Yields are monthly yields for the month-ends shown.)

================================================================================================================================
           Short-Term Investments Trust  iMoneyNet Money Fund Averages--Trademark--
                Treasury Portfolio               U.S. Treasury/Repurchase             iMoneyNet Money Fund Averages--Trademark--
               Institutional Class                     Agreements                         Government Only/Institutions Only

                    YIELD                                 YIELD                                        YIELD

9/01                 3.24                                  2.56                                        2.92
10/01                2.68                                  2.03                                        2.37
11/01                2.36                                  1.66                                        2
12/01                2.08                                  1.39                                        1.71
1/02                 1.92                                  1.28                                        1.57
2/02                 1.86                                  1.23                                        1.5
3/02                 1.78                                  1.21                                        1.47
4/02                 1.77                                  1.21                                        1.47
5/02                 1.75                                  1.14                                        1.44
6/02                 1.76                                  1.14                                        1.43
7/02                 1.73                                  1.07                                        1.4
8/02                 1.72%                                 1.04%                                       1.39%
================================================================================================================================

                      WEIGHTED AVERAGE MATURITY COMPARISON
                               Year ended 8/31/02

================================================================================================================================
           Short-Term Investments Trust  iMoneyNet Money Fund Averages--Trademark--
                Treasury Portfolio               U.S. Treasury/Repurchase             iMoneyNet Money Fund Averages--Trademark--
               Institutional Class                     Agreements                         Government Only/Institutions Only

                     DAYS                                 DAYS                                         DAYS

9/01                 43                                    47                                           48
10/01                37                                    44                                           49
11/01                36                                    46                                           51
12/01                49                                    46                                           49
1/02                 46                                    47                                           51
2/02                 43                                    44                                           51
3/02                 38                                    44                                           50
4/02                 40                                    39                                           52
5/02                 44                                    39                                           51
6/02                 44                                    36                                           49
7/02                 47                                    32                                           48
8/02                 50                                    34                                           48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund Insight--Registered Trademark-- for average monthly yields.
================================================================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                           INSTITUTIONAL CLASS
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                   2002            2001            2000            1999            1998
                                ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of
  period                        $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
Net investment income                 0.02            0.05            0.06            0.05            0.05
==========================================================================================================
Less dividends from net
  investment income                  (0.02)          (0.05)          (0.06)          (0.05)          (0.05)
==========================================================================================================
Net asset value, end of period  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return                          2.07%           5.37%           5.83%           4.97%           5.64%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $4,245,044      $3,782,581      $3,005,442      $3,164,199      $2,988,375
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.10%(a)        0.10%           0.10%           0.09%           0.08%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.15%(a)        0.10%           0.10%           0.09%           0.08%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income
  to average net assets               2.02%(a)        5.12%           5.66%           4.85%           5.50%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Ratios are based on average daily net assets of $4,575,770,925.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.

                        ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-3

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Personal Investment Class of
ROBERT H.            Short-Term Investments Trust's Treasury Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Personal Investment Class was 1.22%. Monthly yield was 1.20%. Total net assets in the Personal Investment Class stood at $356.6 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         PERSONAL INVESTMENT CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.05          0.04          0.05
======================================================================================================
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.05)        (0.04)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________
======================================================================================================
Total return                              1.56%         4.84%         5.31%         4.45%         5.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                      $356,606      $307,841      $285,688      $284,932      $405,801
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.60%(a)      0.60%         0.60%         0.59%         0.58%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.90%(a)      0.85%         0.85%         0.84%         0.83%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to
  average net assets                      1.52%(a)      4.62%         5.16%         4.35%         5.01%
______________________________________________________________________________________________________
======================================================================================================

(a)  Ratios are based on average daily net assets of $333,822,092.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-2

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Private Investment Class of
ROBERT H.            Short-Term Investments Trust's Treasury Portfolio for the
GRAHAM]              fiscal year ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Private Investment Class was 1.44%. Total net assets in the Private Investment Class stood at $672.5 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                          Monthly Yield         Yield
Treasury Portfolio                           1.42%              1.44%
Private Investment Class
iMoneyNet                                    1.04%              1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                                    1.39%              1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.05          0.05          0.05
======================================================================================================
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.05)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________
======================================================================================================
Total return                              1.77%         5.05%         5.52%         4.66%         5.33%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                      $672,455      $608,022      $616,988      $415,184      $360,307
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.40%(a)      0.40%         0.40%         0.39%         0.38%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.65%(a)      0.60%         0.60%         0.59%         0.58%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to
  average net assets                      1.72%(a)      4.82%         5.36%         4.55%         5.20%
______________________________________________________________________________________________________
======================================================================================================

(a)  Ratios are based on average daily net assets of $705,842,334.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                  RESERVE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-6

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Reserve Class of Short-Term
ROBERT H.            Investments Trust's Treasury Portfolio for the fiscal year
GRAHAM]              ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Reserve Class was 0.92%. Monthly yield was 0.90%. Total net assets in the Reserve Class stood at $162.8 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESERVE CLASS
                                         ---------------------------------------------------------
                                                                                   JANUARY 4, 1999
                                                                                     (DATE SALES
                                                YEAR ENDED AUGUST 31,                COMMENCED)
                                         ------------------------------------       TO AUGUST 31,
                                           2002          2001          2000             1999
                                         --------      --------      --------      ---------------
Net asset value, beginning of period     $   1.00      $   1.00      $   1.00         $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                        0.01          0.04          0.05             0.03
==================================================================================================
Less dividends from net investment
  income                                    (0.01)        (0.04)        (0.05)           (0.03)
==================================================================================================
Net asset value, end of period           $   1.00      $   1.00      $   1.00         $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                              1.26%         4.53%         4.99%            2.63%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                         $162,819      $212,818      $140,886         $119,976
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           0.90%(b)      0.90%         0.90%            0.89%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers                        1.15%(b)      1.10%         1.10%            1.09%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                         1.22%(b)      4.32%         4.86%            2.09%(c)
__________________________________________________________________________________________________
==================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $186,600,715.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2002

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESOURCE CLASS

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-sAR-5

[Fund Management Company(SM)
Logo Appears Here]

[AIM LOGO APPEARS HERE]
--Registered Trademark--

                           LETTER TO OUR SHAREHOLDERS

                     DEAR SHAREHOLDER:

[PHOTO OF            This is the report on the Resource Class of Short-Term
ROBERT H.            Investments Trust's Treasury Portfolio for the fiscal year
GRAHAM]              ended August 31, 2002.

                         The first half of the fiscal year was characterized by
                     economic weakness, declining interest rates and a horrific terrorist attack against the United States. The second half of the fiscal year was characterized by a slowly recovering economy, stable interest rates, wild stock price fluctuations, allegations of corporate governance and accounting misdeeds, plus the growing threat of war between the United States and Iraq.

                         As the fiscal year began, the economy was weakening
                     and the U.S. Federal Reserve (the Fed) was aggressively cutting short-term interest rates to bolster growth. In the third quarter of 2001, gross domestic product (GDP), the broadest measure of economic activity, contracted, and in November the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March 2001. While the events of September 11 exacerbated economic weakness and unemployment, consumer spending remained surprisingly strong.

    Short-term interest rates began the fiscal year at 3.75% and ended it at 1.75%, the lowest rate since 1961.

    These and other influences caused many investors to exit the stock market and seek relative safety in money market funds or fixed income investments--even though historically low interest rates depressed yields on such investments. Inflows into money market funds and fixed income investments were strong for the fiscal year as a whole.

YOUR INVESTMENT PORTFOLIO

Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 50-day range during the 12 months ended August 31, 2002. As of the end of the reporting period, the WAM stood at 50 days, and seven-day yield for the Resource Class was 1.58%. Total net assets in the Resource Class stood at $449.5 million. Had the advisor and the distributor not waived fees, performance would have been lower.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These ratings are based on an analysis of the portfolio's credit

YIELDS AS OF 8/31/02

================================================================================

                                                              Seven-Day
                                          Monthly Yield         Yield
Treasury Portfolio                           1.56%              1.58%
Resource Class
iMoneyNet                                    1.04%              1.08%
Money Fund Averages--Trademark--
U.S. Treasury/Repurchases
iMoneyNet                                    1.39%              1.41%
Money Fund Averages--Trademark--
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet, Inc. U.S. Treasury & Repo category consists of 61 funds that invest only in T-Bills or repurchase agreements (backed by T-Bills). The iMoneyNet, Inc. Government Institutional category consists of 308 funds that invest in U.S. T-Bills, repos or government agency securities.

================================================================================

                                                                     (continued)
quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to iMoneyNet Financial Data, Inc.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year drew to a close, the economy was recovering--but there was uncertainty about the pace of that recovery. First quarter 2002 GDP grew at a robust annualized rate of 5.0%, but second quarter GDP growth was a modest 1.3%. In its July Beige Book report, the Fed reported modest and uneven growth across sectors and regions, mixed retail sales, an improving manufacturing industry, and a relatively stable labor market.

    Together with the lack of any inflationary threat, these signals are likely to prompt the Fed to wait for more definitive data before adjusting interest rates up or down.

    AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                 2002              2001
                                                            --------------    --------------
OPERATIONS:

  Net investment income                                     $  157,049,741    $  285,880,547
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     758,706           109,904
============================================================================================
    Net increase in net assets resulting from operations       157,808,447       285,990,451
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (92,715,019)     (160,940,013)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (12,339,455)      (28,769,606)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     (5,132,011)      (14,038,837)
--------------------------------------------------------------------------------------------
  Cash Management Class                                        (36,529,757)      (51,040,115)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,392,182)       (6,902,629)
--------------------------------------------------------------------------------------------
  Resource Class                                                (7,941,317)      (24,189,347)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          462,038,666       777,077,429
--------------------------------------------------------------------------------------------
  Private Investment Class                                      64,373,976        (8,979,944)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                     48,732,225        22,146,723
--------------------------------------------------------------------------------------------
  Cash Management Class                                      1,067,830,889       374,930,259
--------------------------------------------------------------------------------------------
  Reserve Class                                                (50,018,518)       71,929,011
--------------------------------------------------------------------------------------------
  Resource Class                                                80,265,843        64,059,857
============================================================================================
    Net increase in net assets                               1,673,981,787     1,301,273,239
============================================================================================
NET ASSETS:

  Beginning of year                                          6,435,837,871     5,134,564,632
============================================================================================
  End of year                                               $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $8,108,501,950    $6,435,268,425
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (10,417)               --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                   1,328,125           569,446
============================================================================================
                                                            $8,109,819,658    $6,435,837,871
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                 2001
                             ----------------------------------   ----------------------------------
                                 SHARES             AMOUNT            SHARES             AMOUNT
                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
----------------------------------------------------------------------------------------------------
  Private Investment Class     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
----------------------------------------------------------------------------------------------------
  Personal Investment Class    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
----------------------------------------------------------------------------------------------------
  Cash Management Class       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
----------------------------------------------------------------------------------------------------
  Reserve Class                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
----------------------------------------------------------------------------------------------------
  Resource Class               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             19,020,887         19,020,887        35,803,157         35,803,157
----------------------------------------------------------------------------------------------------
  Private Investment Class         3,086,206          3,086,206         6,878,400          6,878,400
----------------------------------------------------------------------------------------------------
  Personal Investment Class        5,049,533          5,049,533        12,258,350         12,258,350
----------------------------------------------------------------------------------------------------
  Cash Management Class           10,157,445         10,157,445        12,468,199         12,468,199
----------------------------------------------------------------------------------------------------
  Reserve Class                    2,316,742          2,316,742         6,881,920          6,881,920
----------------------------------------------------------------------------------------------------
  Resource Class                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================
Reacquired:
  Institutional Class        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
----------------------------------------------------------------------------------------------------
  Private Investment Class    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
----------------------------------------------------------------------------------------------------
  Personal Investment Class   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
----------------------------------------------------------------------------------------------------
  Cash Management Class      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
----------------------------------------------------------------------------------------------------
  Reserve Class               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
----------------------------------------------------------------------------------------------------
  Resource Class              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================
                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESOURCE CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.06          0.05          0.05
======================================================================================================
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________
======================================================================================================
Total return                              1.91%         5.20%         5.66%         4.80%         5.47%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                      $449,511      $369,204      $305,136      $359,101      $455,961
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.26%(a)      0.26%         0.26%         0.25%         0.24%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.35%(a)      0.30%         0.30%         0.29%         0.28%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to
  average net assets                      1.86%(a)      4.96%         5.50%         4.69%         5.34%
______________________________________________________________________________________________________
======================================================================================================

(a)  Ratios are based on average daily net assets of $419,706,198.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

PROXY RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of Treasury Portfolio (the "Fund"), a portfolio of Short-Term Investments Trust, a Delaware business trust (the "Trust"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                              VOTES       WITHHELD/
     MATTER                                  VOTES FOR       AGAINST     ABSTENTIONS
     ------                                  ---------       -------     -----------
(1)  Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors, Inc.
     that increases the advisory fees
     payable by the Fund to A I M
     Advisors, Inc......................   3,233,458,872   557,021,577    1,507,437

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

INTERESTED PERSON

Robert H. Graham* - 1946         1977     Chairman, President and Chief Executive       None
Trustee, Chairman and                     Officer, A I M Management Group Inc.
President                                 (financial services holding company);
                                          Chairman and President, A I M Advisors,
                                          Inc. (registered investment advisor);
                                          Director and Senior Vice President, A I M
                                          Capital Management, Inc. (registered
                                          investment advisor); Chairman, A I M
                                          Distributors, Inc. (registered broker
                                          dealer), A I M Fund Services, Inc.
                                          (registered transfer agent) and Fund
                                          Management Company (registered broker
                                          dealer); and Director and Vice Chairman,
                                          AMVESCAP PLC (parent of AIM and a global
                                          investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939           2001     Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
Trustee                                                                                 (registered investment
                                                                                        company)

Bruce L. Crockett - 1944         1993     Chairman, Crockett Technology Associates      ACE Limited (insurance
Trustee                                   (technology consulting company)               company); and
                                                                                        Captaris, Inc.
                                                                                        (unified messaging
                                                                                        provider)

Albert R. Dowden - 1941          2000     Chairman, Cortland Trust, Inc. (registered    None
Trustee                                   investment company) and DHJ Media, Inc.;
                                          Director, Magellan Insurance Company;
                                          Member of Advisory Board of Rotary Power
                                          International (designer, manufacturer, and
                                          seller of rotary power engines); formerly,
                                          Director, President and CEO, Volvo Group
                                          North America, Inc.; and director of
                                          various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935       1998     Formerly, Chairman, Mercantile Mortgage       None
Trustee                                   Corp.; Vice Chairman, President and Chief
                                          Operating Officer, Mercantile-Safe Deposit
                                          & Trust Co.; and President, Mercantile
                                          Bankshares Corp.

Jack M. Fields - 1952            1997     Chief Executive Officer, Twenty First         Administaff
Trustee                                   Century Group, Inc. (government affairs
                                          company)

Carl Frischling - 1937           1980     Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                                   and Frankel LLP                               (registered investment
                                                                                        company)

Prema Mathai-Davis - 1950        1998     Formerly, Chief Executive Officer, YWCA of    None
Trustee                                   the USA

Lewis F. Pennock - 1942          1981     Partner, law firm of Pennock & Cooper         None
Trustee

Ruth H. Quigley - 1935           2001     Retired                                       None
Trustee

Louis S. Sklar - 1939            1989     Executive Vice President, Development and     None
Trustee                                   Operations, Hines Interests Limited
                                          Partnership (real estate development
                                          company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------------------------------------
                                TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND         AND/OR                                                  HELD BY TRUSTEE
POSITION(S) HELD WITH           OFFICER
THE TRUST                       SINCE
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Gary T. Crum - 1947              1977     Director and President, A I M Capital         N/A
Senior Vice President                     Management, Inc.; Director and Executive
                                          Vice President, A I M Management Group
                                          Inc.; Director and Senior Vice President,
                                          A I M Advisors, Inc.; and Director, A I M
                                          Distributors, Inc. and AMVESCAP PLC

Carol F. Relihan - 1954          1986     Director, Senior Vice President, General      N/A
Senior Vice President and                 Counsel and Secretary, A I M Advisors, Inc.
Secretary                                 and A I M Management Group Inc.; Director,
                                          Vice President and General Counsel, Fund
                                          Management Company; and Vice President,
                                          A I M Fund Services, Inc., A I M Capital
                                          Management, Inc. and A I M Distributors,
                                          Inc.

Melville B. Cox - 1943           1992     Vice President and Chief Compliance           N/A
Vice President                            Officer, A I M Advisors, Inc. and A I M
                                          Capital Management, Inc.; and Vice
                                          President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960         1989     Senior Vice President, A I M Capital          N/A
Vice President                            Management, Inc.; Director and President,
                                          Fund Management Company; and Vice
                                          President, A I M Advisors, Inc.

Dana R. Sutton - 1959            1986     Vice President and Fund Treasurer, A I M      N/A
Vice President and Treasurer              Advisors, Inc.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND      INVESTMENT ADVISOR   DISTRIBUTOR          AUDITORS
11 Greenway Plaza       A I M Advisors,      Fund Management      Tait, Weller &
Suite 100               Inc.                 Company              Baker
Houston, TX 77046       11 Greenway Plaza    11 Greenway Plaza    1818 Market Street
                        Suite 100            Suite 100            Philadelphia, PA
                        Houston, TX 77046    Houston, TX          19103
                                             77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE       TRANSFER AGENT       CUSTODIAN
                        TRUSTEES
Ballard Spahr                                A I M Fund           The Bank of New
Andrews & Ingersoll,    Kramer, Levin,       Services, Inc.       York
LLP                     Naftalis & Frankel   P.O. Box 4739        90 Washington
1735 Market Street      LLP                  Houston, TX          Street, 11th Floor
Philadelphia, PA 19103  919 Third Avenue     77210-4739           New York, NY 10286
                        New York, NY 10022

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 34.62% was derived from U.S. Treasury
Obligations.